General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Oct. 03, 2017	Aug. 17, 2017
General (Textual)
Negative cash flows from operating activities	$ 7,200
Operating loss	$ 8,300
Bank credit facility		$ 300	$ 6,000